Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

(collectively, the “Specified Parties”)

Re:	BANK5 2024-5YR9 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2024-5YR9 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 9 August 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 3.1) document dated September 2023 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 August 2024

Attachment A Page 1 of 19

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 33 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	JPMorgan Chase Bank, National Association (“JP Morgan”), Wells Fargo Bank, N.A. (“Wells Fargo”) and Morgan Stanley Mortgage Capital Holdings LLC (“Morgan Stanley,” together with JP Morgan and Wells Fargo, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in August 2024 (or, in the case of any mortgage loan that has its first due date after August 2024, if any, the date that would have been its due date in August 2024 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

Attachment A Page 2 of 19

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) or Underlying Property(ies) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Underlying Property	Draft Source Document(s)

BioMed 2024 Portfolio 2	NAP	Promissory Notes

Cummins Station	NAP	Loan Modification Agreement
Amended Promissory Notes

The Piazza	NAP	Loan Modification Agreement
Amended Promissory Notes

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

Attachment A Page 3 of 19

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in the Items above, JP Morgan, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that JP Morgan, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning (Mos.)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Sponsor and
b.	Non-Recourse Carveout Guarantor,

as shown on the Final Data File, we identified any Mortgage Loans that had at least one common “Sponsor” or “Non-Recourse Carveout Guarantor” (each, a “Related Borrower”). We compared the “Related Borrower” information to the “Related Borrowers (Y/N)” and “Related Group” on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date or Anticipated Repayment Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity / ARD (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 19

9.	Using the:
a.	First Payment Date and
b.	First P&I Payment Date,

as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein) and any Amortizing Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term To Maturity / ARD (Mos.),” as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” characteristic.

For any Amortizing Loan (except for any Amortizing Loan which is also an Additional Interest Period Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Interest-Only Period (Mos.)” characteristic.

For any Amortizing Loan which is also an Additional Interest Period Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “1” for the “Original Interest-Only Period (Mos.)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s) and the 640 5th Avenue Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

For the 640 5th Avenue Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the 640 5th Avenue Amortization Schedule (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Original Amortization Term (Mos.)” characteristic.

Attachment A Page 5 of 19

11.	Using the:
a.	Original Term To Maturity / ARD (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning (Mos.),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity / ARD (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.) (except for any Interest Only Loan(s) and the 640 5th Avenue Mortgage Loan, which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

For the 640 5th Avenue Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Remaining Amortization Term (Mos.)” characteristic.

Attachment A Page 6 of 19

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	Amortization Type,
e.	First Payment Date,
f.	Maturity Date or Anticipated Repayment Date,
g.	Interest Rate % and
h.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan (except for the 640 5th Avenue Mortgage Loan, which is described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable, as of:

i.	The Cut-off Date of each Mortgage Loan and Underlying Property (the “Cut-off Date Balance ($)”),
ii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date (or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been its due date in the month preceding the Cut-off Date under the terms of that Mortgage Loan if a monthly debt service payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity Date or Anticipated Repayment Date” of each Mortgage Loan and Underlying Property (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date or Anticipated Repayment Date” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service (P&I) ($),” as shown on the Final Data File, on the “Maturity Date or Anticipated Repayment Date” and
c.	Use the “Original Balance ($)” for any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Due Date Mortgage Loan”), for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

Attachment A Page 7 of 19

12. (continued)

For the 640 5th Avenue Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through iii. above using the 640 5th Avenue Amortization Schedule and the:

a.	Original Balance ($),
b.	First Payment Date and
c.	Maturity Date or Anticipated Repayment Date,

as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the 640 5th Avenue Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed to recalculate the “Maturity/ARD Balance ($)“ as the aggregate principal balance that is scheduled to be paid on the “Maturity Date or Anticipated Repayment Date” of the 640 5th Avenue Mortgage Loan, including any principal component of the related monthly debt service, as shown on the 640 5th Avenue Amortization Schedule.

13.	Using the:
a.	Interest Accrual Method,
b.	Original Interest-Only Period (Mos.),
c.	Amortization Type,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service (P&I) ($),
g.	Monthly Debt Service (IO) ($) and
h.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Document(s) (and in the case of the 640 5th Avenue Mortgage Loan, the 640 5th Avenue Amortization Schedule), we recalculated the portion of the monthly debt service for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Due Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 19

13. (continued)

For any Future First Due Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Cut-off Date Balance ($),” as shown on the Final Data File, for the “Trust Pari Passu Cut-off Date Balance ($)” characteristic and to use the information on the Final Data File and in the applicable Data Source(s) (as defined herein) (and in the case of the 640 5th Avenue Mortgage Loan, the 640 5th Avenue Amortization Schedule) to recalculate the aggregate principal balance of the related Companion Loan(s) (as defined herein) as of the Cut-off Date (the “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Trust Pari Passu Cut-off Date Balance ($)” and “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)” characteristics.

Attachment A Page 9 of 19

15.	For any Mortgage Loan on the Final Data File with the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to determine the aggregate original principal balance of the additional debt related to such Mortgage Loan (the “Additional Financing Original Balance”) using information in the applicable Secondary Financing Documents (as defined herein) and/or information in the applicable Data Source(s). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan with Additional Debt:

a.	That contains “Mezzanine” in the “Type of Additional Financing” characteristic (each, a “Mortgage Loan with Mezzanine Debt”) and/or
b.	That contains “B-Note” or “C-Note” in the “Type of Additional Financing” characteristic (each, a “Mortgage Loan with Subordinate Debt”),

we recalculated the:

i.	Mezzanine Debt Cut-off Date Balance ($) and/or
ii.	Subordinate Companion Loan Cut-off Date Balance ($)

of each Mortgage Loan with Mezzanine Debt and/or Mortgage Loan with Subordinate Debt (except for The Piazza Mortgage Loan (as defined herein) which is described in the succeeding paragraph(s) of this Item), as applicable, in each case using information in the applicable Secondary Financing Documents and/or Data Source(s) (and the 640 5th Avenue Amortization Schedule for the 640 5th Avenue Mezzanine Loan (as defined herein) related to the 640 5th Avenue Mortgage Loan), assuming all scheduled payments of principal and/or interest on the applicable additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For The Piazza Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Additional Financing Original Balance,” as shown on the Final Data File, for the “Mezzanine Debt Cut-off Date Balance ($).”

Attachment A Page 10 of 19

15. (continued)

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any related Companion Loan(s).

For any Mortgage Loan with Additional Debt that is not a Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Subordinate Companion Loan Cut-off Date Balance ($)” characteristic.

For any Mortgage Loan with Additional Debt that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Mezzanine Debt Cut-off Date Balance ($)” characteristic.

For any Mortgage Loan that is not a Mortgage Loan with Additional Debt (based on the procedures described in the preceding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Additional Financing Original Balance,” “Subordinate Companion Loan Cut-off Date Balance ($)” and “Mezzanine Debt Cut-off Date Balance ($)” characteristics.

16.	Using the:
a.	Trust Pari Passu Cut-off Date Balance ($),
b.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($) and
c.	Subordinate Companion Loan Cut-off Date Balance ($),

as applicable, of any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, as shown on the Final Data File, we recalculated the “Whole Loan Cut-off Date Balance ($).” We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Whole Loan Cut-off Date Balance ($)” characteristic.

Attachment A Page 11 of 19

17.	For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan (both as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate monthly debt service of the related Companion Loan(s) (the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)”) as the difference between the:
a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File.

For any Interest Only Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as the difference between the:

a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (IO) ($),

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable

Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

18.	Using the:
a.	Interest Rate % and
b.	Administrative Fee Rate %,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 19

19.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Cut-off Date LTV Ratio (%),
iv.	LTV Ratio at Maturity / ARD (%),
v.	Underwritten NOI Debt Yield (%),
vi.	Underwritten NCF Debt Yield (%),
vii.	% of Initial Pool Balance,
viii.	Annual Debt Service (P&I) ($),
ix.	Annual Debt Service (IO) ($) and
x.	Loan Per Unit ($)

of each Mortgage Loan and, with respect to vii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the characteristics listed in i., ii. and x. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use twelve (12) times the sum of the:

a.	Monthly Debt Service (P&I) ($) and
b.	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($),

as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR (x) and
ii.	Underwritten NCF DSCR (x)

characteristics.

Attachment A Page 13 of 19

19. (continued)

With respect to any Interest Only Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use twelve (12) times the sum of the:

a.	Monthly Debt Service (IO) ($) and
b.	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($),

to recalculate the:

i.	Underwritten NOI DSCR (x) and
ii.	Underwritten NCF DSCR (x)

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Trust Pari Passu Cut-off Date Balance ($) and
b.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($),

as shown on the Final Data File, to recalculate the:

i.	Cut-off Date LTV Ratio (%),
ii.	Underwritten NOI Debt Yield (%),
iii.	Underwritten NCF Debt Yield (%) and
iv.	Loan Per Unit ($)

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Maturity/ARD Balance ($) and
b.	Aggregate principal balance of the Companion Loan(s) related to such Pari Passu Mortgage Loan scheduled to be paid on the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan, including any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) (and the 640 5th Avenue Amortization Schedule for the 640 5th Avenue Mortgage Loan) on the maturity date or anticipated repayment date, to recalculate the “LTV Ratio at Maturity / ARD (%)” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

Attachment A Page 14 of 19

20.	Using the:
a.	Whole Loan Monthly Debt Service ($),
b.	Whole Loan Cut-off Date Balance ($),
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Whole Loan Underwritten NCF DSCR (x),
ii.	Whole Loan Underwritten NOI Debt Yield (%) and
iii.	Whole Loan Cut-off Date LTV Ratio (%)

of any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. through iii. above to the nearest 1/10th of one percent and
b.	Use the product of twelve (12) times the “Whole Loan Monthly Debt Service ($),” as shown on the Final Data File, to recalculate the “Whole Loan Underwritten NCF DSCR (x)” characteristic.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

21.	Using the:
a.	Cut-off Date Balance ($),
b.	Whole Loan Cut-Off Date Balance ($) and
c.	Mezzanine Debt Cut-off Date Balance ($),

as applicable, as shown on the Final Data File, we recalculated the “Total Debt Cut-off Date Balance ($)” of any Mortgage Loan with Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Cut-off Date Balance ($)” characteristic.

Attachment A Page 15 of 19

22.	Using the:
a.	Monthly Debt Service (IO) ($),
b.	Monthly Debt Service (P&I) ($) and
c.	Whole Loan Monthly Debt Service,

as applicable, as shown on the Final Data File, and the Mezzanine Debt Monthly Payment (as defined herein), we recalculated the “Total Debt Monthly Debt Service ($)” of any Mortgage Loan with Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan with Mezzanine Debt (except for the 640 5th Avenue Mortgage Loan, which is described in the succeeding paragraph(s) of this Item), the applicable Source Document(s) and/or Secondary Financing Documents indicate that the related mezzanine debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of recalculating the monthly debt service payment related to the mezzanine debt (the “Mezzanine Debt Monthly Payment“) for any Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use 1/12th of the product of:

a.	The “Mezzanine Debt Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of comparing the “Mezzanine Debt Monthly Payment” characteristic for the 640 5th Avenue Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments following the Cut-off Date for the 640 5th Avenue Mezzanine Loan, as shown on the 640 5th Avenue Amortization Schedule.

For any Mortgage Loan that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Monthly Debt Service ($)” characteristic.

Attachment A Page 16 of 19

23.	Using the:
a.	Total Debt Monthly Debt Service ($),
b.	Total Debt Cut-off Date Balance ($),
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Total Debt Underwritten NCF DSCR (x),
ii.	Total Debt Underwritten NOI Debt Yield (%) and
iii.	Total Debt Cut-off Date LTV Ratio (%)

of any Mortgage Loan with Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. through iii. above to the nearest 1/10th of one percent and
b.	Use the product of twelve (12) times the “Total Debt Monthly Debt Service ($),” as shown on the Final Data File, to recalculate the “Total Debt Underwritten NCF DSCR (x)” characteristic.

For any Mortgage Loan that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

24.	For any Top Fifteen Mortgage Loan (as defined herein) with the “Loan Purpose” characteristic as “Refinance” (each, a “Refinance Loan”) or “Recapitalization” (each, a “Recapitalization Loan”), except for any Mortgage Loan with a “Sources: Principal's New Cash Contribution ($)” greater than “$0.00,” as shown on the Final Data File (each, a “Refinance or Recapitalization Loan With Principal’s New Cash Contribution”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Sources: Principal's New Cash Contribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 17 of 19

25.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Sources: Total Sources ($)”) as the sum of the:
a.	Sources: Loan Amount ($),
b.	Sources: Subordinate Debt ($),
c.	Sources: Other Sources ($) and
d.	Sources: Principal's New Cash Contribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

26.	For any Refinance Loan or Recapitalization Loan, except for any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Uses: Principal Equity Distribution ($)” as the difference between the:
a.	Sources: Total Sources ($) and
b.	Sum of the:
i.	Uses: Loan Payoff ($),
ii.	Uses: Purchase Price ($),
iii.	Uses: Closing Costs ($),
iv.	Uses: Reserves ($) and
v.	Uses: Other Uses ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

27.	For any Top Fifteen Mortgage Loan with the “Loan Purpose” characteristic as “Acquisition” or “Refinance/Acquisition” (each, an “Acquisition Loan”) or any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Uses: Principal Equity Distribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

28.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Uses: Total Uses ($)”) as the sum of the:
a.	Uses: Loan Payoff ($),
b.	Uses: Purchase Price ($),
c.	Uses: Closing Costs ($),
d.	Uses: Reserves ($),
e.	Uses: Other Uses ($) and
f.	Uses: Principal Equity Distribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 18 of 19
29.	For any Acquisition Loan or Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Sources: Principal’s New Cash Contribution ($)” as the difference between the:
a.	Uses: Total Uses ($) and
b.	Sum of the:
i.	Sources: Loan Amount ($),
ii.	Sources: Subordinate Debt ($) and
iii.	Sources: Other Sources ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

30.	Using the:
a.	Number of Units,
b.	Largest Tenant SF,
c.	Second Largest Tenant SF,
d.	Third Largest Tenant SF,
e.	Fourth Largest Tenant SF and
f.	Fifth Largest Tenant SF,

as shown on the Final Data File, we calculated the:

i.	Largest Tenant % of NRA,
ii.	Second Largest Tenant % of NRA,
iii.	Third Largest Tenant % of NRA,
iv.	Fourth Largest Tenant % of NRA and
v.	Fifth Largest Tenant % of NRA

of each mortgaged property (except for any mortgaged properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property on the Final Data File with the “General Property Type” characteristic as “Mixed Use” and the “Detailed Property Type” characteristic contains “Multifamily” or “Self Storage” (each, a “Mixed Use with Multifamily or Self Storage Mortgaged Property”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the aggregate commercial square footage of the related mortgaged property, as shown in the applicable Source Document(s), in place of the “Number of Units” to recalculate the:

a.	Largest Tenant % of NRA,
b.	Second Largest Tenant % of NRA,
c.	Third Largest Tenant % of NRA,
d.	Fourth Largest Tenant % of NRA and
e.	Fifth Largest Tenant % of NRA

of each Mixed Use with Multifamily or Self Storage Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 19 of 19

30. (continued)

For any mortgaged property that does not have commercial tenants, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed above.

31.	Using the:
a.	Monthly Replacement / FF&E Reserve ($),
b.	Monthly TI/LC Reserve ($) and
c.	Number of Units,

as shown on the Final Data File, we recalculated the:

i.	Annual Cap Ex Reserve Requirement per SF/Unit ($) and
ii.	Annual TI/LC Escrow per SF/Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

32.	Using the “Cut-off Date Balance ($),” as shown on the Final Data File, we recalculated the “% of Loan Balance” of each Mortgage Loan (except for any Multiple Property Loan(s), which are described in the succeeding paragraph(s) of this Item) and Underlying Property associated with a Multiple Property Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “<blank>” for the “% of Loan Balance” characteristic.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• BioMed 2024 Portfolio 2	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective whole loan that are stated in the applicable Data Source(s) (as defined herein)

• Marx Development NY Residential Portfolio • Townwood and Windmill Apartments	Original Balance ($) Cut-off Date Balance ($) and Maturity/ARD Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

The “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• Clark/Jenkins Storage Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Underwritten Net Cash Flow ($)” for each respective Underlying Property that is stated in the applicable Source Document

• NAP	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

• NAP	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Number of Units” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 31

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report, Zoning Report or Pro Forma Title Policy
City (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
North or South CA (NCA/SCA) (see Note 3)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property Type Code (see Notes 4 and 5)	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
General Property Type (see Note 5)	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Number of Units	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Net Rentable Square Feet Securitization Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Units Beds Rooms Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 31

Property Information: (continued)

Characteristic	Source Document(s)

Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report or Occupancy Report
Year Renovated (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report, Historical Capex Summary or Capital Expenditures Report
Leased Occupancy (%)	Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report, Lease Agreement, Appraisal Report, Occupancy Report, Tenant Estoppel or STR Report
Occupancy Date (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report, Lease Agreement, Appraisal Report, Occupancy Report, Tenant Estoppel or STR Report

Third Party Information:

Characteristic	Source Document(s)

Appraisal Date (see Note 8)	Appraisal Report or Portfolio Appraisal Report
Appraised Value ($) (see Note 8)	Appraisal Report or Portfolio Appraisal Report
Valuation Source Securitization Code (see Note 4)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Sec. 8 (Multifamily) (Y/N)	Appraisal Report
No. of Sec. 8 Units	Appraisal Report
Sec. 42 (Multifamily) (Y/N)	Appraisal Report
No. of Sec. 42 Units	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II Report Date (see Note 9)	Phase II Environmental Report
Environmental Insurance (Y/N) (see Notes 9 and 10)	Certificate of Environmental Insurance
Environmental Insurance in Lieu of Phase II (Y/N)	Phase I Environmental Report or Certificate of Environmental Insurance
Seismic Report Date (see Note 11)	Seismic Report
PML or SEL (%) (see Note 11)	Seismic Report
Earthquake Zone 3 or 4 (Y/N)	Engineering Report or Seismic Report
Earthquake Insurance (Y/N) (see Note 10)	Certificate of Property Insurance, Insurance Report or Insurance Review

Exhibit 2 to Attachment A Page 3 of 31

Third Party Information: (continued)

Characteristic	Source Document(s)

Windstorm Insurance (Y/N) (see Note 10)	Certificate of Property Insurance, Insurance Report or Insurance Review
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel
Flood Zone (see Note 12)	Certificate of Property Insurance, Insurance Report, Insurance Review, Appraisal Report or Engineering Report
Flood Insurance (Y/N) (see Note 10)	Certificate of Property Insurance, Insurance Report, Insurance Review or Flood Insurance Certificate

Major Tenant Information: (see Note 13)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Largest Tenant Lease Expiration Date (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Second Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Second Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Second Largest Tenant Lease Expiration Date (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Third Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Third Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Third Largest Tenant Lease Expiration Date (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fourth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fourth Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fourth Largest Tenant Lease Expiration Date (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fifth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract

Exhibit 2 to Attachment A Page 4 of 31

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Fifth Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fifth Largest Tenant Lease Expiration Date (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Movie Theater Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Health Club Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Bank Branch Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Restaurant Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Medical Office Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract

Underwriting Information: (see Note 15)

Characteristic	Source Document(s)

Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent Description	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent ADR ($) (see Note 16)	Underwriter’s Summary Report
Third Most Recent RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Third Most Recent Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Description	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent ADR ($) (see Note 16)	Underwriter’s Summary Report
Second Most Recent RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Second Most Recent Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 31

Underwriting Information: (continued)

Characteristic	Source Document(s)

Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent Net Cash Flow Amount	Underwriter’s Summary Report
Most Recent ADR ($) (see Note 16)	Underwriter’s Summary Report
Most Recent RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Most Recent Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten Economic Occupancy (%)	Underwriter’s Summary Report
Underwritten ADR ($) (see Note 16)	Underwriter’s Summary Report
Underwritten RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Underwritten Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Cap Ex Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Tax Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Deferred Maintenance Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Cap Ex Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 31

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Terms or Conditions for Springing Tax Reserve Requirement	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Terms or Conditions for Springing Insurance Reserve Requirement	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Terms or Conditions for Springing TI/LC Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Other Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly Replacement / FF&E Reserve ($) (see Note 17)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Replacement Reserve Caps ($) (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 17)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
TI/LC Caps ($) (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Reserve ($) (see Note 17)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($) (see Notes 1 and 17)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Servicer Tape or Servicer System Screenshot(s)
Monthly Insurance Reserve ($) (see Note 17)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Servicer Tape
Monthly Other Reserve ($) (see Note 17)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Reserve Description	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Escrow Description/ Release Provisions	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Replacement / PIP Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 31

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront Debt Service Reserve ($)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Insurance Reserve ($)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Other Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement, Letter of Credit or Undelivered Items Agreements
Current Cap Ex Escrow Balance (see Note 35)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Tax Escrow Balance (see Note 35)	Closing Statement, Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Current Insurance Escrow Balance (see Note 35)	Closing Statement, Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Current Other Balance (see Note 35)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current TI/LC Balance (see Note 35)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Cap Ex Escrow Goes to: (see Note 19)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Deferred Maint. Escrow Goes to: (see Note 19)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Tax Escrow Goes to: (see Note 19)	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest on Insurance Escrow Goes to: (see Note 19)	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest on Other Escrow Goes to: (see Note 19)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on TI/LC Escrow Goes to: (see Note 19)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Holdback/ Earnout Amount ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Holdback/ Earnout Description	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 31

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Promissory Note, Loan Agreement or Loan Modification Agreement
Borrower State of Incorporation	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Non-Recourse Carveout Guarantor	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Environmental Indemnitor	Loan Agreement, Loan Modification Agreement, Guaranty Agreement or Environmental Indemnity Agreement
Mortgage Loan Originator (see Note 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 20)

For all Mortgage Loans:

•       Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•       Multiple Property Loan Calculation Methodologies

Loan Structure Code (see Note 4)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Rate % (see Note 36)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Original Interest Rate Type Code (see Note 4)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (IO) ($) (see Note 21)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (P&I) ($) (see Notes 20 and 21)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) (see Note 20)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Amortization Type	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Type Code (see Note 4)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Frequency Code (see Note 4)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 9 of 31

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Method Code (see Note 4)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Only Indicator (see Note 22)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Maturity Date or Anticipated Repayment Date (see Note 23)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Loan (Yes / No)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Rate Step	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Final Maturity Date (see Note 23)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Hyper Amortizing Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period - Late Fee (Days)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period - Default (Days)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Provision (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption/Fee	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Origination Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Due Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Payment Date (see Notes 1 and 24)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First P&I Payment Date (see Note 24)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Lockbox Type (see Note 25)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement
Cash Management (see Note 25)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement

Exhibit 2 to Attachment A Page 10 of 31

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Provision (see Note 26)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
LO End Date (see Notes 26 and 27)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Yield Maintenance End Date (see Notes 26 and 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premiums End Date (see Notes 26 and 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Defeasance Option Start Date (see Notes 26 and 29)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premium Indicator (see Notes 26 and 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Collateral Release (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Collateral Release and Prepayment Descriptions	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel or Other Release (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel or Other Release Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Provision Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.) (see Note 1)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Prepayment Description (see Note 1)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
SPE (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Independent Director (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Non-Consolidation Opinion
Tenants-in-common (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Tenancy-in-Common Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Lien Position Securitization Code (see Note 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 11 of 31

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Ground Lease Expiration Date	Ground Lease Agreement, Ground Lease Estoppel, Ground Lease Amendment or PILOT Agreement
Annual Ground Lease Payment as of the Cut-off Date ($) (see Note 34)	Ground Lease Agreement, Ground Lease Estoppel, Ground Lease Amendment or PILOT Agreement
Annual Ground Rent Increases (Y/N)	Ground Lease Agreement, Ground Lease Estoppel, Ground Lease Amendment or PILOT Agreement
Ground Lease Extension Terms	Ground Lease Agreement, Ground Lease Estoppel, Ground Lease Amendment or PILOT Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Franchise Agreement Abstract, Operating Agreement, Loan Agreement or Management Agreement
Current Additional Financing in Place (Y/N/Silent) (see Note 31)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Type of Additional Financing (see Note 31)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Future Additional Debt Permitted (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Permitted Type	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Terms of Future Additional Financing	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Subordinate Companion Loan Interest Rate (see Notes 31 and 36)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Mezzanine Debt Interest Rate (%) (see Note 31)	Secondary Financing Documents
Whole Loan Monthly Debt Service ($) (see Note 32)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents

Sources Information: (see Note 33)

Characteristic	Source Document(s)

Sources: Loan Amount ($)	Closing Statement or Loan Agreement
Sources: Subordinate Debt ($)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Sources: Other Sources ($)	Closing Statement or Loan Agreement

Exhibit 2 to Attachment A Page 12 of 31

Uses Information: (see Note 33)

Characteristic	Source Document(s)

Uses: Loan Payoff ($)	Closing Statement or Payoff Letter
Uses: Purchase Price ($)	Closing Statement, Appraisal Report, Purchase and Sale Agreement or Purchase Price Schedule
Uses: Closing Costs ($)	Closing Statement
Uses: Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Uses: Other Uses ($)	Closing Statement

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Showcase I	NAP	Year Renovated	2003

Cummins Station	NAP	Year Renovated	2017

120 Beach 26th Street	NAP	Year Renovated	2016

Dundalk Plaza	NAP	Monthly RE Tax Reserve ($)	$25,608

Mission Trace II	NAP	Monthly RE Tax Reserve ($)	$10,550

Baybrook Mall	NAP	First Payment Date	9/1/2024

640 5th Avenue	NAP	Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	No
		Partial Prepayment Description	NAP

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

Exhibit 2 to Attachment A Page 13 of 31

Notes: (continued)

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the “North or South CA (NCA/SCA)” characteristic for any mortgaged property on the Combined Data File with the “State” characteristic as “CA,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to consider “Zip Code” values of 93600 and higher as “NCA” and “Zip Code” values lower than 93600 as “SCA.”

4.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

5.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

With respect to any mortgaged property listed in Table A2, each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Table A2:
Mortgaged Property

200 Sidney
Lincoln Centre
40 Erie Street
9360-9390 Towne Centre Drive
4570 Executive Drive
21 Erie Street
Eastgate Mall
Culver Steps
640 5th Avenue
34 Avenue A
1305 Kings Highway
158-13 72nd Avenue
42-34 Saull Street

Exhibit 2 to Attachment A Page 14 of 31

Notes: (continued)

6.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics for any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics for any mortgaged property on the Combined Data File that:

a.	Does not have the “Unit of Measure” characteristic as “SF” or
b.	Has the “General Property Type” characteristic as “Self Storage.”

For any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF” (except for any mortgaged property on the Combined Data File for which b. above applies), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

7.	For any mortgaged property on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes” (except for the mortgaged properties identified on the Combined Data File as ”Lincoln Centre,” “21 Erie Street” and “Eastgate Mall,” which are described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

For the mortgaged properties identified on the Combined Data File as ”Lincoln Centre,” “21 Erie Street” and “Eastgate Mall,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the date shown in the applicable Source Document(s) for the “Occupancy Date” characteristic.

8.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraised Value Type” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value type, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

Exhibit 2 to Attachment A Page 15 of 31

Notes: (continued)

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Phase II Report Date” characteristic only for the mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file. For any mortgaged property on the Combined Data File that does not contain a phase II environmental report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for the “Environmental Phase II Report Date” characteristic.

For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” only if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place. We performed no procedures to determine if any mortgaged property on the Combined Data File that did not contain a certificate of environmental insurance Source Document in the related loan file was required to obtain environmental insurance for the related mortgaged property.

10.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

11.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for the mortgaged properties (if any) that contained a seismic report Source Document in the related loan file. For any mortgaged property on the Combined Data File that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

12.	For the purpose of comparing the “Flood Zone” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes -” and the applicable flood zone, if the applicable flood zone, as shown in the applicable Source Document(s), contains “A” or “V.” If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone that does not contain “A” or “V,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Flood Zone” characteristic.

Exhibit 2 to Attachment A Page 16 of 31

Notes: (continued)

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant with the higher underwritten base rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s). Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

For the purpose of comparing the “Largest Tenant Lease Expiration Date” and “Third Largest Tenant Lease Expiration Date” characteristics for the Mortgage Loan identified on the Combined Data File as “42-35 Main Street,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use both lease expiration dates associated with the multiple spaces leased to the same tenant, as shown in the applicable Source Document(s).

For the purpose of comparing the “Third Largest Tenant Lease Expiration Date” characteristic for the Mortgage Loan identified on the Combined Data File as “Baybrook Mall,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use both lease expiration dates associated with the multiple spaces leased to the same tenant, as shown in the applicable Source Document(s).

For the purpose of comparing the “Fourth Largest Tenant Lease Expiration Date” characteristic for the Mortgage Loan identified on the Combined Data File as “The Village Tulare,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use both lease expiration dates associated with the multiple spaces leased to the same tenant, as shown in the applicable Source Document(s).

For the purpose of comparing the “Largest Tenant Lease Expiration Date” characteristic for the Underlying Property identified on the Combined Data File as “200 Sidney,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use both lease expiration dates associated with the multiple spaces leased to the same tenant, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 17 of 31

Notes: (continued)

13. (continued)

For the purpose of comparing the “Largest Tenant Lease Expiration Date” characteristic for the Underlying Property identified on the Combined Data File as “Lincoln Centre,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use both lease expiration dates associated with the multiple spaces leased to the same tenant, as shown in the applicable Source Document(s).

For the purpose of comparing the “Second Largest Tenant Lease Expiration Date” characteristic for Underlying Property identified on the Combined Data File as “4570 Executive Drive,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use both lease expiration dates associated with the multiple spaces leased to the same tenant, as shown in the applicable Source Document(s).

14.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

15.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $2 or less.

16.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures for any mortgaged property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”) and any mortgaged property on the Combined Data File with the “General Property Type” characteristic as “Mixed Use” and the “Detailed Property Type” characteristic contains “Hospitality” (each, a “Mixed Use with Hospitality Mortgaged Property”). For any mortgaged property on the Combined Data File that is not a Hospitality Property or Mixed Use with Hospitality Mortgaged Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the indicated characteristics.

Exhibit 2 to Attachment A Page 18 of 31

Notes: (continued)

17.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were less than the respective reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “Springing” if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the respective reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the indicated characteristics for which the value on the Combined Data File was “$0,” we performed no procedures to determine if any balances in the respective reserve accounts as of the Cut-off Date are equal to or greater than any respective reserve cap amounts, as shown in the applicable Source Document(s).

18.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the reserve cap amounts that are shown in the applicable Source Document(s) regardless of any stipulations that have suspended or may potentially suspend these reserve cap amounts.

19.	For certain Mortgage Loans contributed by Morgan Stanley, the applicable Source Document(s) indicate that certain reserve account(s) are in place and amounts received are deposited into a non-interest bearing account.

For the purpose of comparing the indicated characteristics for any Mortgage Loans which contain the terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Lender.”

20.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A3 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that, with respect to any Pari Passu Mortgage Loan with the “Subordinate Companion Loan Cut-off Date Balance ($)” characteristic greater than zero, as shown on the Combined Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

Exhibit 2 to Attachment A Page 19 of 31

Notes: (continued)

20. (continued)

For each Whole Loan listed in Table A3, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Document(s), the “Data Sources”), listed in the “Data Source(s)” column of Table A3 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate in right of payment to the related Mortgage Loan and Companion Loan(s).

Table A3:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

The Piazza	Mortgage Loan Companion Loan(s)	$90,000,000 $18,550,000	Loan Agreement, Promissory Notes and Loan Modification Agreement

Baybrook Mall	Mortgage Loan Companion Loan(s)	$88,000,000 $132,000,000	Client Provided Schedule

BioMed 2024 Portfolio 2	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$80,000,000 $469,894,737 $166,842,106	Loan Agreement

640 5th Avenue	Mortgage Loan Companion Loan(s)	$58,500,000 $241,500,000	Loan Modification Agreement and Amended Promissory Notes

Bronx Terminal Market	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$50,210,526 $189,789,474 $140,000,000	Loan Modification Agreement

Culver Steps	Mortgage Loan Companion Loan(s)	$33,750,000 $41,250,000	Loan Agreement and Promissory Notes

Showcase I	Mortgage Loan Companion Loan(s)	$31,000,000 $138,500,000	Loan Modification Agreement and Amended Promissory Notes

Cummins Station	Mortgage Loan Companion Loan(s)	$25,000,000 $110,000,000	Loan Modification Agreement and Amended Promissory Notes

Exhibit 2 to Attachment A Page 20 of 31

Notes: (continued)

20. (continued)

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance ($)” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the ”Original Component Balances” column of Table A3 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A3.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial IO Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($),” as shown on the Combined Data File, to the original principal balance of the related Whole Loan, as shown in the applicable Data Source(s) (the “Whole Loan Original Balance”).

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of:

a.	The sum of:
i.	The “Original Balance ($),” as shown on the Combined Data File, and
ii.	The aggregate original principal balance of any related Companion Loan(s) to
b.	The Whole Loan Original Balance.

Exhibit 2 to Attachment A Page 21 of 31

Notes: (continued)

20. (continued)

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, an “Interest Only Pari Passu Mortgage Loan”), and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product, rounded to two decimal places, of:

a.	The sum of:
i.	The “Original Balance ($),” as shown on the Combined Data File, and
ii.	The aggregate original principal balance of any related Companion Loan(s),
b.	The “Interest Rate %,” as shown in the applicable Data Source(s), and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Amortizing Balloon,” “Amortizing Balloon – ARD” or “Fully Amortizing” as the “Amortization Type,” as shown on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”) (except for the Mortgage Loan identified on the Combined Data File as “640 5th Avenue” (the “640 5th Avenue Mortgage Loan”), which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the Whole Loan Original Balance.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for the 640 5th Avenue Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the first 12 monthly principal and interest payments following the Cut-off Date for the related Whole Loan, as shown on the amortization schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, for the 640 5th Avenue Mortgage Loan and 640 5th Avenue Mezzanine Loan (as defined herein) (the “640 5th Avenue Amortization Schedule”), based on the ratio of the “Original Balance ($),” as shown on the Combined Date File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

Exhibit 2 to Attachment A Page 22 of 31

Notes: (continued)

20. (continued)

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Amortizing Pari Passu Mortgage Loan (except for the 640 5th Avenue Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of:

a.	The sum of:
i.	The “Original Balance ($),” as shown on the Combined Data File, and
ii.	The aggregate original principal balance of any related Companion Loan(s) to
b.	The Whole Loan Original Balance.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the 640 5th Avenue Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the first 12 monthly principal and interest payments following the Cut-off Date for the related Whole Loan, as shown on the 640 5th Avenue Amortization Schedule, based on the ratio of:

a.	The sum of:
i.	The “Original Balance ($),” as shown on the Combined Data File, and
ii.	The aggregate original principal balance of any related Companion Loan(s) to
b.	The Whole Loan Original Balance.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

Exhibit 2 to Attachment A Page 23 of 31

Notes: (continued)

21.	For the purpose of comparing the “Monthly Debt Service (IO) ($)” characteristic for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic:
a.	As “Interest Only” or “Interest Only – ARD” (each, an “Interest Only Loan”) or
b.	As “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon - ARD” (each, a “Partial IO Loan”),

and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO) ($)” characteristic as 1/12th of the product of:

i.	The “Original Balance ($),” as shown on the Combined Data File,
ii.	The “Interest Rate %,” as shown on the Combined Data File, and
iii.	365/360.

For any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon,” “Amortizing Balloon - ARD” or “Fully Amortizing” (each, an “Amortizing Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (IO) ($)” characteristic.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Partial IO Loan (except for any Partial IO Pari Passu Mortgage Loan(s), which are described above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service amount following the expiration of the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document(s).

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (P&I) ($)” characteristic.

22.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or Partial IO Loan. For any Mortgage Loan that is not an Interest Only Loan or Partial IO Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

Exhibit 2 to Attachment A Page 24 of 31

Notes: (continued)

23.	For the purpose of comparing the “Maturity Date or Anticipated Repayment Date” characteristic for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

For the purpose of comparing the “Final Maturity Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the final maturity date for the related Mortgage Loan, as shown in the applicable Source Document(s), for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “Yes” and
b.	Use “NAP” for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “No.”

24.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first due date (except for any Additional Interest Period Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

With respect to any Mortgage Loan(s) listed in Table A4 (each, an ”Additional Interest Period Loan”), the related Source Document(s) indicate that the “Payment Due Date” after the end of the first full interest accrual period will occur in the second month following the Cut-off Date. For the purpose of comparing the “First Payment Date” characteristic for any Additional Interest Period Loan(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Payment Due Date“ occurring in the month after the Cut-off Date and indicated that an interest-only payment will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for such Additional Interest Period Loan for the interest accrual period, as described in the related Source Document(s), that would have been applicable for such payment if a payment had been due on such date.

Table A4:
Mortgage Loan

Northville Village Shopping Center Phase I
Potomac Tower

Exhibit 2 to Attachment A Page 25 of 31

Notes: (continued)

24. (continued)

For the purpose of comparing the “First P&I Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date,” as shown on the Combined Data File, for any Amortizing Loan that is not an Additional Interest Period Loan,
b.	Use the first “Payment Due Date” that a monthly payment of principal and interest is due, as described in the Source Document(s), for any Amortizing Loan that is also an Additional Interest Period Loan,
c.	Use the first “Payment Due Date” following the expiration of the “Original Interest-Only Period (Mos.)” for any Partial IO Loan and
d.	Use “NAP” for any Interest Only Loan.

25.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

26.	For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “startup day” of the REMIC Trust (as described in the applicable Source Document(s)) is 8/30/2024.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to mandatory prepayment events, liquidated damages, prepayments triggered by or during an event of default, pre-securitization prepayment trigger events, partial release events, purchase option events, loss of use events, permitted outparcel releases due to transfers, partial prepayments to cure certain trigger periods, prepayments made in connection with the release of funds from any earnout reserve(s) or prepayments triggered by a prepayment of any related mezzanine loan, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 26 of 31

Notes: (continued)

26. (continued)

For certain Mortgage Loans, the applicable Source Document(s) may contain the following defined term:

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the indicated characteristics for any Mortgage Loan which contains the defined term described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the first “Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

27.	For the purpose of comparing the “LO End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “LO End Date” characteristic.

For any Mortgage Loan for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “LO End Date” characteristic.

Exhibit 2 to Attachment A Page 27 of 31

Notes: (continued)

28.	For the purpose of comparing the “Yield Maintenance End Date” characteristic for any Mortgage Loan that can be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” characteristic.

For the purpose of comparing the “Prepayment Premiums End Date” characteristic for any Mortgage Loan that can be prepaid with a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period. For any Mortgage Loan that cannot be prepaid with a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Prepayment Premiums End Date” characteristic.

29.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” in the defeasance period, as shown in the applicable Source Document(s). For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

30.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan that can be prepaid with a prepayment penalty. For any Mortgage Loan that cannot be prepaid with a prepayment penalty, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

Exhibit 2 to Attachment A Page 28 of 31

Notes: (continued)

31.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Current Additional Financing in Place (Y/N/Silent),
b.	Type of Additional Financing,
c.	Subordinate Companion Loan Interest Rate and
d.	Mezzanine Debt Interest Rate (%)

characteristics only for any Mortgage Loan on the Combined Data File for which either:

i.	The promissory note, amended promissory note, loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, C-notes, subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”), that describe the existence of any additional debt or, in the case of:
(1)	The mezzanine loan (the “640 5th Avenue Mezzanine Loan”) related to the 640 5th Avenue Mortgage Loan, the 640 5th Avenue Amortization Schedule and
(2)	any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A3 herein), the related Client Provided Schedule, that describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s), 640 5th Avenue Amortization Schedule and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the “Subordinate Companion Loan Interest Rate” characteristic for any Mortgage Loan with Subordinate Debt with more than one subordinate companion loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related subordinate companion loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

Exhibit 2 to Attachment A Page 29 of 31

Notes: (continued)

31. (continued)

For the purpose of comparing the “Mezzanine Debt Interest Rate (%)” characteristic for any Mortgage Loan with Mezzanine Debt (except for the Mortgage Loan identified on the Combined Data File as “The Piazza” (the “The Piazza Mortgage Loan”), which is described in the succeeding paragraph(s) of this Note) with more than one mezzanine loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related mezzanine loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For the purpose of comparing the “Mezzanine Debt Interest Rate (%)” characteristic for The Piazza Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “10.0000%,” which represents the portion of interest that is due and payable on each payment date during the term of the related mezzanine loan, and to ignore the 2.50% portion of interest that accrues throughout the term of the related mezzanine loan and is due and payable on the related maturity date, as described in the applicable Secondary Financing Documents.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any unsecured trade payables, operational debt, PPP loan(s), TIF bond(s), unsecured existing affiliate loans, permitted intercompany loan(s), working capital loan(s) or corporate credit facilities that are not primarily secured by cash flow from the property, as described in the applicable Source Document(s).

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” as the value on the Combined Data File for the “Current Additional Financing in Place (Y/N/Silent)” characteristic and to use “NAP” as the value on the Combined Data File for each of the characteristics listed in b. through d. of the first paragraph of this Note.

32.	For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt (except for the BioMed 2024 Portfolio 2 Mortgage Loan (defined herein), which is described in the succeeding paragraph(s) of this Note) with the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” on the Combined Data File, and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Debt Service ($)” as 1/12th of the product of:
a.	The Whole Loan Original Balance,
b.	The interest rate for the related Whole Loan, as shown in the applicable Data Source(s), and
c.	365/360.

Exhibit 2 to Attachment A Page 30 of 31

Notes: (continued)

32. (continued)

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt with the “Amortization Type” characteristic as “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for the 640 5th Avenue Mortgage Loan, the applicable Mortgage Loan Seller(s) on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments following the Cut-off Date for the related Whole Loan, as shown on the 640 5th Avenue Amortization Schedule.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for the BioMed 2024 Portfolio 2 Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The Whole Loan Original Balance,
b.	An interest rate of “5.895358163782350%,” which represents the weighted average of the component rates which comprise the related Whole Loan, as shown in the applicable Data Source(s), and
c.	365/360.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Whole Loan Monthly Debt Service ($)” characteristic.

33.	For the purpose of comparing the “Sources Information” and “Uses Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures only for the Mortgage Loans with the “Loan ID Number” characteristic on the Combined Data File less than “16” (each, a “Top Fifteen Mortgage Loan”).

34.	For the purpose of comparing the “Annual Ground Lease Payment as of the Cut-off Date ($)” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to take the sum of the first 12 monthly ground lease payments following the Cut-off Date, as shown in the applicable Source Document(s), if the applicable Source Document(s) do not show an annual ground lease payment.

Exhibit 2 to Attachment A Page 31 of 31

Notes: (continued)

35.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the lesser of:
a.	The cap for the applicable reserve, as shown on the Combined Data File, and
b.	The sum of:
i.	The initial escrow amount for the applicable reserve, as shown on the Combined Data File, and
ii.	The product of:
(a)	The ongoing escrow payment amount for the applicable reserve, as shown on the Combined Data File, and
(b)	The “Seasoning (Mos.)” of the related Mortgage Loan, as shown on the Combined Data File,

except for any Mortgage Loan with an initial escrow amount for the applicable reserve that is greater than the corresponding cap, as shown on the Combined Data File, for which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the initial escrow amount for the applicable reserve, as shown on the Combined Data File.

We performed no procedures to determine if the current escrow balances recalculated as described in this Note agree with the actual balances in the respective escrow accounts as of the Cut-off Date.

36.	For the purpose of comparing the indicated characteristics for any Mortgage Loan that allows for componentization, as described in the applicable Source Document(s), the Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that no componentization has occurred, unless component interest rate(s) are defined in the applicable Data Source(s).

For the purpose of comparing the “Interest Rate %” characteristic for the Mortgage Loan identified on the Combined Data File as “BioMed 2024 Portfolio 2” (the “BioMed 2024 Portfolio 2 Mortgage Loan”), the Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “5.487600190042950%,” which represents the weighted average of the A and B component rates which comprise the senior notes, as shown in the applicable Data Source(s).

For the purpose of comparing the “Subordinate Companion Loan Interest Rate” characteristic for the BioMed 2024 Portfolio 2 Mortgage Loan, the Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “7.239287277989770%,” which represents the weighted average of the C and D component rates which comprise the subordinate notes, as shown in the applicable Data Source(s).

37.	For the purpose of comparing the "Mortgage Loan Originator" characteristic for any Mortgage Loan with multiple originators, the Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to only show the originator(s) related to the note(s) being contributed to the Issuing Entity.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Loan ID Number
Loan / Property Flag
Asset Type Number
Group ID
# of Properties
Footnotes (for Loan and Property Information)
Owner-Occupied >20% (Y/N - %)
Appraised Value Type
Sponsor
Cross Collateralized / Cross Defaulted (Y/N)
Crossed Group
Loan Purpose
New or Recycled Borrowing Entity
Condo Component (Y/N - % of Borrower Control)
Total Trust Exposure
Administrative Fee Rate %
Pari Passu (Y/N)
Pari Passu in Trust Controlling (Y/N)
Property Located Within a Qualified Opportunity Zone (Y/N)
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Financials Securitization Date
Most Recent Financials Start Date
Most Recent Financials End Date
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
AL Lease Expiration Largest Tenant Date
AL Lease Expiration Second Largest Tenant Date
AL Lease Expiration Third Largest Tenant Date
Investment Grade Y/N
Notes
Coop - Rental Value
Coop - LTV as Rental
Coop - Unsold Percent
Coop - Sponsor Units
Coop - Investor Units
Coop - Coop Units
Coop - Sponsor/Investor Carry
Coop - Committed Secondary Debt

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.